INTANGIBLE ASSETS (Details - Estimated future amortization expense)	Sep. 30, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 12,477
2022	49,500
2023	49,500
2024	49,500
2025	49,500
Thereafter	100,085
Total	$ 310,562